GOF P3 12/19

SUPPLEMENT DATED DECEMBER 2, 2019

TO THE PROSPECTUSES DATED AUGUST 1, 2019

OF

FRANKLIN Templeton etf TRUST

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF
Franklin FTSE France ETF

Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF
Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF
Franklin FTSE Asia ex Japan ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF
Franklin FTSE Japan Hedged ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

The Prospectus is amended as follows:

I.         The following replaces the “Fund Summaries—Portfolio Managers” section of the prospectus for the Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, and Franklin FTSE Japan Hedged ETF (except for the Franklin FTSE Latin America ETF, Franklin FTSE Saudi Arabia ETF and Franklin FTSE South Africa ETF):

Portfolio Managers

Dina Ting, CFA
Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Louis Hsu, CFA
Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris
Portfolio manager of Advisory Services and portfolio manager of the Fund since December 2019.

II.         The following replaces the “Fund Summaries—Portfolio Managers” section of the prospectus for the Franklin FTSE Latin America ETF, Franklin FTSE Saudi Arabia ETF and Franklin FTSE South Africa ETF:

Portfolio Managers

Dina Ting, CFA
Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Louis Hsu, CFA
Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris
Portfolio manager of Advisory Services and portfolio manager of the Fund since December 2019.

III.         The following replaces the “Fund Summaries—Portfolio Managers” section of the prospectus for the Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF:

Portfolio Managers

Dina Ting, CFA
Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Louis Hsu, CFA
Vice President of Advisory Services and portfolio manager of the Fund since December 2017.

Hailey Harris
Portfolio manager of Advisory Services and portfolio manager of the Fund since December 2019.

IV.         The following replaces the “Fund Summaries—Portfolio Managers” section of the prospectus for the Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF:

Portfolio Managers

Dina Ting, CFA
Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2016).

Louis Hsu, CFA
Vice President of Advisory Services and portfolio manager of the Fund since 2017.

Hailey Harris
Portfolio manager of Advisory Services and portfolio manager of the Fund since December 2019.

V.         The following replaces the portfolio management team in the “Fund Details—Management” section of the prospectus for the Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, and Franklin FTSE Japan Hedged ETF (except for the Franklin FTSE Latin America ETF, Franklin FTSE Saudi Arabia ETF and Franklin FTSE South Africa ETF):

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Dina Ting, CFA      Senior Vice President of Advisory Services

Ms. Ting has been a portfolio manager of the Fund since inception. She joined Franklin Templeton in 2015. Prior to joining Franklin Templeton, she was a senior portfolio manager at BlackRock.

Louis Hsu, CFA     Vice President of Advisory Services

Mr. Hsu has been a portfolio manager of the Fund since inception. He joined Franklin Templeton in 2017. Prior to joining Franklin Templeton, he was a portfolio manager at BlackRock.

Hailey Harris          Portfolio Manager of Advisory Services

Ms. Harris has been a portfolio manager of the Fund since December 2019. She joined Franklin Templeton in 2018. Prior to joining Franklin Templeton, she was an ETF portfolio manager at Global X Funds and a Senior Portfolio Analyst at ProShares.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Mses. Ting, Harris and Mr. Hsu will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

VI.         The following replaces the portfolio management team in the “Fund Details—Management” section of the prospectus for the Franklin FTSE Latin America ETF, Franklin FTSE Saudi Arabia ETF and Franklin FTSE South Africa ETF:

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Dina Ting, CFA      Senior Vice President of Advisory Services

Ms. Ting has been a portfolio manager of the Fund since inception. She joined Franklin Templeton in 2015. Prior to joining Franklin Templeton, she was a senior portfolio manager at BlackRock.

Louis Hsu, CFA     Vice President of Advisory Services

Mr. Hsu has been a portfolio manager of the Fund since inception. He joined Franklin Templeton in 2017. Prior to joining Franklin Templeton, he was a portfolio manager at BlackRock.

Hailey Harris          Portfolio Manager of Advisory Services

Ms. Harris has been a portfolio manager of the Fund since December 2019. She joined Franklin Templeton in 2018. Prior to joining Franklin Templeton, she was an ETF portfolio manager at Global X Funds and a Senior Portfolio Analyst at ProShares.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Mses. Ting, Harris and Mr. Hsu will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

VII.         The following replaces the portfolio management team in the “Fund Details—Management” section of the prospectus for the Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF:

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Dina Ting, CFA      Senior Vice President of Advisory Services
Ms. Ting has been a portfolio manager of the Fund since inception. She joined Franklin Templeton in 2015. Prior to joining Franklin Templeton, she was a senior portfolio manager at BlackRock.

Louis Hsu, CFA     Vice President of Advisory Services

Mr. Hsu has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton in 2017. Prior to joining Franklin Templeton, he was a portfolio manager at BlackRock.

Hailey Harris          Portfolio Manager of Advisory Services

Ms. Harris has been a portfolio manager of the Fund since December 2019. She joined Franklin Templeton in 2018. Prior to joining Franklin Templeton, she was an ETF portfolio manager at Global X Funds and a Senior Portfolio Analyst at ProShares.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Mses. Ting, Harris and Mr. Hsu will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

VIII.         The following replaces the portfolio management team in the “Fund Details—Management” section of the prospectus for the Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF:

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Dina Ting, CFA      Senior Vice President of Advisory Services
Ms. Ting has been a portfolio manager of the Fund since inception. She joined Franklin Templeton in 2015. Prior to joining Franklin Templeton, she was a senior portfolio manager at BlackRock.

Louis Hsu, CFA     Vice President of Advisory Services
Mr. Hsu has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton in 2017. Prior to joining Franklin Templeton, he was a portfolio manager at BlackRock.

Hailey Harris          Portfolio Manager of Advisory Services
Ms. Harris has been a portfolio manager of the Fund since December 2019. She joined Franklin Templeton in 2018. Prior to joining Franklin Templeton, she was an ETF portfolio manager at Global X Funds and a Senior Portfolio Analyst at ProShares.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Mses. Ting, Harris and Mr. Hsu will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your Prospectus for future reference.

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